Schedule of Basic and Diluted Loss Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Net loss available to common shareholders	$ (585,000)	$ (6,119,000)	$ (9,776,000)	$ (8,486,000)
Basic weighted average shares of common stock outstanding	2,472,464	32,090	2,224,047	32,090
Diluted weighted average shares of common stock outstanding	2,472,464	32,090	2,224,047	32,090
Basic net loss per share of common stock	$ (0.24)	$ (190.68)	$ (4.40)	$ (264.44)
Diluted net loss per share of common stock	$ (0.24)	$ (190.68)	$ (4.40)	$ (264.44)
Previously Reported [Member]
Net loss available to common shareholders					$ (6,398,000)	$ (23,257,000)
Basic weighted average shares of common stock outstanding					24,323	65,722
Diluted weighted average shares of common stock outstanding					24,323	65,722
Basic net loss per share of common stock					$ (263.04)	$ (353.87)
Diluted net loss per share of common stock					$ (263.04)	$ (353.87)